Equity - Schedule of Share Capital (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Classes Of Share Capital [Line Items]
Total Equity	$ 597,442	$ 480,355	$ 501,838	$ 497,044
Ordinary shares
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares (in shares)	1,279,967,187	1,141,784,114	814,204,825	650,454,551
Less: Treasury Shares (in shares)	(32,389)	(542,903)	(542,903)
Total Contributed Equity (in shares)	1,279,934,798	1,141,241,211	813,661,922
Ordinary shares value	$ 1,508,846	$ 1,310,813	$ 1,249,123
Less: Treasury Shares value	0	0	0
Total Equity	$ 1,508,846	$ 1,310,813	$ 1,249,123	$ 1,165,309